OTHER LONG-TERM LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Subclassifications of assets, liabilities and equities [abstract]
Deferred pension liability	$ 373	$ 460
Supplemental executive retirement plan	67	66
Stock-based compensation	66	66
Other	40	21
Total other long-term liabilities	$ 546	$ 613	$ 562